                      STATEMENT OF ADDITIONAL INFORMATION
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      VALLEY FORGE LIFE INSURANCE COMPANY
                                      AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2000 IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE SERVICE CENTER AT P.O. BOX 305153, NASHVILLE, TENNESSEE 37230-5153 OR BY TELEPHONE 1-800-262-1755.

                               TABLE OF CONTENTS

COMPANY.....................................................          3
EXPERTS.....................................................          3
LEGAL OPINIONS..............................................          3
PERFORMANCE INFORMATION.....................................          3
  Money Market Subaccount Yields............................          3
  Other Subaccount Yields...................................          4
  Average Annual Total Returns..............................          5
  Other Total Returns.......................................          6
  Effect of the Annual Administration Fee on Performance
     Data...................................................          6
  Performance Information...................................          6
VARIABLE ANNUITY PAYMENTS...................................         11
  Annuity Unit Value........................................         11
  Illustration of Calculation of Annuity Unit Value.........         11
  Illustration of Variable Annuity Payments.................         11
VALUATION DAYS..............................................         12
OTHER INFORMATION...........................................         12
FINANCIAL STATEMENTS........................................         12

                                    COMPANY

     Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

     The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where it is only admitted as a reinsurer.

     The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

     All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by G. Stephen Wastek, Director and Senior Counsel.

                            PERFORMANCE INFORMATION

     From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction is which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

NCS  =     the net change in the value of the Money Market Subaccount
           (exclusive of realized gains or losses on the sale of
           securities and unrealized appreciation and depreciation) for the seven-day period
           attributable to a hypothetical account having a balance of 1
           Subaccount unit.
ES   =     Per unit expenses attributable to the hypothetical account for the seven-day period.
UV   =     The unit value for the first day of the seven-day period.

                Effective Yield = (1 + (NCS - ES)/UV) 365/7 - 1

     Where:

NCS  =     the net change in the value of the Money Market Subaccount
           (exclusive of realized gains or losses on the sale of
           securities and unrealized appreciation and depreciation) for the seven-day period
           attributable to a hypothetical account having a balance of 1
           Subaccount unit.
ES   =     per unit expenses attributable to the hypothetical account for the seven-day period.
UV   =     the unit value for the first day of the seven-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 X (((NI - ES)/(U X UV) + 1) 6 - 1)

     Where:

NI   =     net income of the Fund for the 30-day or one-month period
           attributable to the Subaccount's units.
ES   =     expenses of the Subaccount for the 30-day or one-month
           period.
U    =     the average number of units outstanding.
UV   =     the unit value at the close (highest) of the last day in the
           30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may quote standard average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

                        TR  =  ((ERV/P 1/N) - 1)
Where:
TR     =     the average annual total return net of Subaccount recurring charges.
ERV    =     the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the
             period.
P      =     a hypothetical initial payment of $1,000.
N      =     the number of years in the period.

     From time to time, sales literature or advertisements any quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                           CTR  =  (ERV/P) - 1
Where:
CTR    =     The cumulative total return net of subaccount recurring
             charges for the period.
ERV    =     The ending redeemable value of the hypothetical investment at the end of the period.
P      =     A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

PERFORMANCE INFORMATION

     The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying Portfolio (which dates may precede the inception dates of the corresponding Subaccount).

     There is no performance shown in Chart 1 below for the Alger American Leveraged AllCap; Alliance Premier Growth; Alliance Growth and Income; American Century VP Income & Growth; American Century VP Value; Templeton Developing Markets Securities; Templeton Asset Strategy; Lazard Retirement Equity; Lazard Retirement Small Cap; Morgan Stanley International Magnum; and Morgan Stanley Emerging Markets Equity Subaccounts because they were not available under the Contract until the date of this prospectus.

         CHART 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                              COLUMN A (REFLECTS ALL CHARGES)
                                                        -------------------------------------------
                                                        SUBACCOUNT
                                                        INCEPTION                           SINCE
                                                           DATE      1 YEAR    3 YEARS    INCEPTION
                                                        ----------   ------    -------    ---------
Federated High Income Bond Fund II....................   11/04/96    (6.24)%    (1.68)%     (2.49)%
Federated Prime Money Fund II.........................   11/04/96    (4.60)%    (3.05)%     (4.14)%
Federated Utility Fund II.............................   11/04/96    (6.80)%     5.26%       4.05%
Fidelity VIP Equity -- Income.........................   11/04/96    (2.55)%     7.11%       4.69%
Fidelity VIP II Asset Manager.........................   11/04/96     1.81%      8.39%       5.95%
Fidelity VIP II Contrafund............................   11/04/96    13.88%     16.89%      14.14%
Fidelity VIP II Index 500.............................   11/04/96    10.44%     17.80%      14.45%
Alger American Growth.................................   11/04/96    22.57%     25.56%      21.26%
Alger American MidCap Growth..........................   11/04/96    20.83%     16.25%      12.91%
Alger American Small Capitalization...................   11/04/96    31.44%     13.63%      11.09%
MFS Emerging Growth...................................   11/04/96    61.96%     31.95%      26.49%
MFS Growth With Income................................   11/04/96    (2.22)%    10.42%       7.90%
MFS Research..........................................   11/04/96    13.69%     13.53%      10.65%
MFS Total Return......................................   11/04/96    (5.53)%     3.72%       1.77%
First Eagle SoGen Overseas Variable...................   11/04/96    33.10%      4.83%       3.16%
Van Eck Worldwide Emerging Markets....................   11/04/96    83.56%     (3.06)%     (3.94)%
Van Eck Worldwide Hard Assets.........................   11/04/96    10.89%    (12.24)%    (12.64)%
Janus Aspen Series Capital Appreciation...............   08/31/99       NA         NA      165.10%
Janus Aspen Series Growth.............................   08/31/99       NA         NA       87.99%
Janus Aspen Series Balanced...........................   08/31/99       NA         NA       45.88%
Janus Aspen Series Flexible Income....................   08/31/99       NA         NA       (1.79)%
Janus Aspen Series International Growth...............   08/31/99       NA         NA      278.10%
Janus Aspen Series Worldwide Growth...................   08/31/99       NA         NA      178.83%

         CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                           COLUMN A (REFLECTS ALL CHARGES)
                                      --------------------------------------------------------------------------
                                      PORTFOLIO
                                      INCEPTION                                                          SINCE
                                        DATE       1 YEAR       3 YEARS       5 YEARS      10 YEARS    INCEPTION
                                      ---------    ------       -------       -------      --------    ---------
Federated High Income Bond Fund
  II................................  03/01/94      (6.24)%      (1.68)%        4.50%          NA        (0.82)%
Federated Prime Money Fund II.......  11/21/94      (4.60)%      (3.05)%       (0.99)%         NA        (4.10)%
Federated Utility Fund II...........  02/10/94      (6.80)%       5.26%         9.02%          NA         3.05%
Fidelity VIP Equity-Income..........  10/09/86      (2.55)%       7.11%        12.70%       13.14%        4.43%
Fidelity VIP II Asset Manager.......  09/06/89       1.81%        8.39%       10.35%        12.09%        3.93%
Fidelity VIP II Contrafund..........  01/03/95      13.88%       16.89%           NA           NA        17.45%
Fidelity VIP II Index 500...........  08/27/92      10.44%       17.80%        21.33%          NA        11.02%
Alger American Growth...............  01/09/89      22.57%       25.56%        23.90%       21.21%       12.85%
Alger American MidCap Growth........  05/03/93      20.83%       16.25%        19.35%          NA        14.32%
Alger American Small
  Capitalization....................  09/21/88      31.44%       13.63%        16.03%       16.50%       10.76%
Alger American Leveraged AllCap.....  01/25/95      33.90%       13.37%           NA           NA        55.50%
MFS Emerging Growth.................  07/24/95      61.96%       31.95%           NA           NA        25.02%
MFS Growth With Income..............  10/09/95      (2.22)%      10.42%           NA           NA        11.29%
MFS Research........................  07/26/95      13.69%       13.53%           NA           NA        12.61%
MFS Total Return....................  01/03/95      (5.53)%       3.72%         9.20%          NA         5.80%
First Eagle SoGen Overseas
  Variable..........................  02/03/97      33.10%        4.83%           NA           NA         4.08%
Van Eck Worldwide Emerging Markets..  12/27/95      83.56%       (3.06)%          NA           NA         0.57%
Van Eck Worldwide Hard Assets.......  09/01/89      10.89%      (12.24)%       (3.32)%       1.92%       (4.53)%
Janus Aspen Series Capital
  Appreciation......................  05/02/97      53.05%          NA            NA           NA        44.13%
Janus Aspen Series Growth...........  09/13/93      31.96%       23.99%        22.88%          NA        13.89%
Janus Aspen Series Balanced.........  09/13/93      16.17%       18.22%        17.96%          NA        10.54%
Janus Aspen Series Flexible
  Income............................  09/13/93      (6.88)%      (0.51)%        4.90%          NA        (0.56)%
Janus Aspen Series International
  Growth............................  05/02/94      67.05%       26.27%        26.07%          NA        17.47%
Janus Aspen Series Worldwide
  Growth............................  09/13/93      50.72%       27.22%        26.40%          NA        18.86%
Alliance Premier Growth.............  06/26/92      19.48%       27.00%        19.91%          NA        10.38%
Alliance Growth and Income..........  01/14/91      (8.56)%       1.84%         6.85%          NA        (0.03)%
American Century VP Income &
  Growth............................  10/30/97       8.14%          NA            NA           NA        13.51%
American Century VP Value...........  05/01/96     (18.97)%      (5.36)%          NA           NA        (4.18)%
Templeton Developing Markets
  Securities*.......................  03/01/96      38.55%      (13.26)%          NA           NA       (14.29)%
Templeton Asset Strategy**..........  08/24/88      (4.70)%      (4.26)%        2.37%        5.64%       (1.27)%
Lazard Retirement Equity............  03/19/98      (4.37)%         NA            NA           NA        (1.94)%
Lazard Retirement Small Cap.........  11/04/97      (5.46)%         NA            NA           NA        (9.54)%
Morgan Stanley International
  Magnum............................  01/02/97      13.36%          NA            NA           NA         2.32%
Morgan Stanley Emerging Markets.....  10/01/96      79.31%        4.18%           NA           NA         1.45%

   CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999 (CONTINUED):

                                                    COLUMN B (REFLECTS ALL CHARGES EXCEPT SURRENDER CHARGE)
                                                 -------------------------------------------------------------
                                                                                                       SINCE
                                                 1 YEAR       3 YEARS       5 YEARS      10 YEARS    INCEPTION
                                                 ------       -------       -------      --------    ---------
Federated High Income Bond Fund II.............    0.82%        4.60%         8.86%          NA         6.64%
Federated Prime Money Fund II..................    2.59%        3.14%         3.13%          NA         3.11%
Federated Utility Fund II......................    0.21%       11.98%        13.56%          NA        10.81%
Fidelity VIP Equity-Income.....................    4.78%       13.94%        17.39%       13.14%       12.29%
Fidelity VIP II Asset Manager..................    9.48%       15.31%        14.94%       12.09%       11.75%
Fidelity VIP II Contrafund.....................   22.45%       24.35%           NA           NA        26.30%
Fidelity VIP II Index 500......................   18.76%       25.32%        26.39%          NA        19.37%
Alger American Growth..........................   31.80%       33.58%        29.07%       21.21%       21.35%
Alger American MidCap Growth...................   29.93%       23.67%        24.32%          NA        22.92%
Alger American Small Capitalization............   41.33%       20.88%        20.86%       16.50%       19.09%
Alger American Leveraged AllCap................   38.04%       20.60%           NA           NA        67.17%
MFS Emerging Growth............................   74.15%       40.37%           NA           NA        34.43%
MFS Growth With Income.........................    5.14%       17.47%           NA           NA        19.67%
MFS Research...................................   22.24%       20.78%           NA           NA        21.09%
MFS Total Return...............................    1.58%       10.34%        13.75%          NA        13.76%
First Eagle SoGen Overseas Variable............   43.12%       11.52%           NA           NA        11.92%
Van Eck Worldwide Emerging Markets.............   97.37%        3.12%           NA           NA         8.14%
Van Eck Worldwide Hard Assets..................   19.24%       (6.63)%        0.71%        1.92%        2.65%
Janus Aspen Series Capital Appreciation........   64.57%          NA            NA           NA        54.98%
Janus Aspen Series Growth......................   41.89%       31.90%        28.00%          NA        22.46%
Janus Aspen Series Balanced....................   24.92%       25.77%        22.88%          NA        18.86%
Janus Aspen Series Flexible Income.............    0.13%        5.85%         9.27%          NA         6.92%
Janus Aspen Series International Growth........   79.63%       34.33%        31.32%          NA        26.32%
Janus Aspen Series Worldwide Growth............   62.06%       35.34%        31.66%          NA        27.81%
Alliance Premier Growth........................   28.47%       35.10%        24.90%          NA        18.69%
Alliance Growth and Income.....................   (1.67)%       8.34%        11.30%          NA         7.49%
American Century VP Income & Growth............   16.28%          NA            NA           NA        22.05%
American Century VP Value......................  (12.87)%       0.68%           NA           NA         3.04%
Templeton Developing Markets Securities*.......   48.98%       (7.73)%          NA           NA        (7.84)%
Templeton Asset Strategy**.....................    2.47%        1.85%         6.63%        5.64%        6.16%
Lazard Retirement Equity.......................    2.83%          NA            NA           NA         5.44%
Lazard Retirement Small Cap....................    1.66%          NA            NA           NA        (2.74)%
Morgan Stanley International Magnum............   21.89%          NA            NA           NA        10.02%
Morgan Stanley Emerging Markets................   92.81%       10.83%           NA           NA         9.09%

   CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)

                                                                        COLUMN C
                                                                ANNUAL PERCENTAGE CHANGE
                                                                  CALENDAR YEAR RETURN
                                                                ------------------------
                                                                 1998              1999
                                                                ------            ------
Federated High Income Bond Fund II..........................      1.19%             0.82%
Federated Prime Money Fund II...............................      3.41%             2.59%
Federated Utility Fund II...................................     12.26%             0.21%
Fidelity VIP Equity-Income..................................     10.48%             4.78%
Fidelity VIP II Asset Manager...............................     15.67%             9.48%
Fidelity VIP II Contrafund..................................     28.23%            22.45%
Fidelity VIP II Index 500...................................     26.47%            18.76%
Alger American Growth.......................................     45.91%            31.80%
Alger American MidCap Growth................................     28.40%            29.93%
Alger American Small Capitalization.........................     13.85%            41.33%
Alger American Leveraged AllCap.............................     48.43%            17.94%
MFS Emerging Growth.........................................     32.21%            74.15%
MFS Growth With Income......................................     20.54%             5.14%
MFS Research................................................     21.60%            22.24%
MFS Total Return............................................     10.62%             1.58%
First Eagle SoGen Overseas Variable.........................      0.66%            43.12%
Van Eck Worldwide Emerging Markets..........................    (36.22)%           97.37%
Van Eck Worldwide Hard Assets...............................    (29.71)%           19.24%
Janus Aspen Series Capital Appreciation.....................     55.82%            64.57%
Janus Aspen Series Growth...................................     33.69%            41.89%
Janus Aspen Series Balanced.................................     32.34%            24.92%
Janus Aspen Series Flexible Income..........................      7.53%             0.13%
Janus Aspen Series International Growth.....................     15.54%            79.63%
Janus Aspen Series Worldwide Growth.........................     27.05%            62.06%
Alliance Premier Growth.....................................     45.69%            28.47%
Alliance Growth and Income..................................      8.00%            (1.67)%
American Century VP Income & Growth.........................     23.97%            16.28%
American Century VP Value...................................     (4.29)%          (12.87)%
Templeton Developing Markets Securities*....................    (23.78)%           48.98%
Templeton Asset Strategy**..................................     (1.18)%            2.47%
Lazard Retirement Equity....................................        NA              2.83%
Lazard Retirement Small Cap.................................     (4.65)%            1.66%
Morgan Stanley International Magnum.........................      6.62%            21.89%
Morgan Stanley Emerging Markets.............................    (25.69)%           92.81%

---------------

 * Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

** Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the
   Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance and inception dates of the Templeton Asset Strategy Fund.

                           VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b) is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value for immediately preceding Valuation
     Period......................................................  10.00000000
 2.  Net Investment factor.......................................   1.00036164
 3.  Daily factor to compensate for Benchmark Rate of Return of
     3%..........................................................   1.00008099
 4.  Adjusted Net Investment Factor (2)/(3)......................   1.00028063
 5.  Annuity Unit Value for current Valuation Period (4)X(1).....  10.00280630

                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                    (ASSUMING NO PREMIUM TAX IS APPLICABLE)

 1.  Number of Accumulation Units at Annuity Date................     1,000.00
 2.  Accumulation Unit Value.....................................  12.55548000
 3.  Adjusted Contract Value (1)X(2).............................  $ 12,555.48
 4.  First monthly Annuity Payment per $1,000 of adjusted
     Contract Value..............................................         9.63
 5.  First monthly Annuity Payment (3)X(4)/1,000.................  $    120.91
 6.  Annuity Unit Value..........................................  10.00280630
 7.  Number of Annuity Units (5)/(6).............................  12.08760785
 8.  Assume Annuity Unit value for second month equal to.........  10.04000000
 9.  Second Monthly Annuity Payment (7)X(8)......................  $    121.36
10.  Assume Annuity Unit Value for third month equal to..........  10.05000000
11.  Third Monthly Annuity Payment (7)X(10)......................  $    121.48

                                 VALUATION DAYS

     As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business, except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

     The financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account and VFL follow.

                          INDEPENDENT AUDITORS' REPORT

     To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                        FEDERATED                                                 FIDELITY
                          PRIME      FEDERATED     FEDERATED       FIDELITY        ASSET       FIDELITY      FIDELITY
                          MONEY       UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
DECEMBER 31, 1999        FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------      -----------   ----------   ------------   -------------   ----------   -----------   -----------
ASSETS:

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $29,703,202   $3,355,716    $4,861,406     $8,012,656     $5,992,679   $24,349,701   $11,949,857
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Total
          Assets.....   29,703,202    3,355,716     4,861,406      8,012,656      5,992,679    24,349,701    11,949,857
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------

LIABILITIES:

Payable for fund
  withdrawals and
  surrenders.........      (34,878)    (107,868)       (4,173)       (51,065)      (105,715)      (94,018)     (120,178)
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Total
        liabilities..      (34,878)    (107,868)       (4,173)       (51,065)      (105,715)      (94,018)     (120,178)
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Net assets...  $29,668,324   $3,247,848    $4,857,233     $7,961,591     $5,886,964   $24,255,683   $11,829,679
                       ===========   ==========    ==========     ==========     ==========   ===========   ===========
Supplemental cost
  information:
  Investments, at
    cost:............  $29,668,324   $3,262,612    $5,061,507     $7,724,362     $5,835,260   $20,734,923   $ 9,927,803
                       ===========   ==========    ==========     ==========     ==========   ===========   ===========

                         THE ALGER
                          AMERICAN
                           SMALL
                       CAPITALIZATION
DECEMBER 31, 1999        PORTFOLIO
-----------------      --------------
ASSETS:
Investments, at
  market value (See
  Supplemental cost
  information
  below).............   $ 3,931,611
                        -----------
        Total
          Assets.....     3,931,611
                        -----------
LIABILITIES:
Payable for fund
  withdrawals and
  surrenders.........            --
                        -----------
        Total
        liabilities..            --
                        -----------
        Net assets...   $ 3,931,611
                        ===========
Supplemental cost
  information:
  Investments, at
    cost:............   $ 2,998,780
                        ===========

                                                                               JANUS                       JANUS
                                    JANUS ASPEN      JANUS        JANUS        ASPEN      JANUS ASPEN      ASPEN
                        VAN ECK        SERIES        ASPEN        ASPEN       SERIES        SERIES         SERIES       VAN ECK
                        EMERGING      CAPITAL        SERIES       SERIES     FLEXIBLE    INTERNATIONAL   WORLD WIDE    WORLDWIDE
                        MARKETS     APPRECIATION     GROWTH      BALANCED     INCOME        GROWTH         GROWTH     HARD ASSETS
DECEMBER 31, 1999         FUND       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND
-----------------      ----------   ------------   ----------   ----------   ---------   -------------   ----------   -----------
ASSETS:

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $1,085,079    $8,222,654    $2,866,575   $3,580,814   $260,415      $724,430      $2,733,573   $  410,436
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Total
          assets.....   1,085,079     8,222,654     2,866,575    3,580,814    260,415       724,430      2,733,573       410,436
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------

LIABILITIES:

Payable for fund
  withdrawals and
  surrenders.........      (1,990)           --          (863)          --    (54,538)          (91)           (78)      (46,638)
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Total
        liabilities..      (1,990)           --          (863)          --    (54,538)          (91)           (78)      (46,638)
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Net assets...  $1,083,089    $8,222,654    $2,865,712   $3,580,814   $205,877      $724,339      $2,733,495   $  363,798
                       ==========    ==========    ==========   ==========   ========      ========      ==========   ==========
Supplemental cost
  information:
  Investments, at
    cost:............  $  621,316    $6,460,434    $2,564,139   $3,357,450   $202,939      $618,384      $2,394,255   $  328,321
                       ==========    ==========    ==========   ==========   ========      ========      ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                     THE ALGER                                  MFS
                        THE ALGER     AMERICAN        MFS                      GROWTH        MFS                      SOGEN
                        AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED     MFS TOTAL     OVERSEAS
                         GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
                        PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES       SERIES        FUND
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $19,149,543   $3,883,853   $10,768,176   $4,694,705   $5,275,194   $2,127,072   $5,011,714   $3,323,165
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Total Assets.........   19,149,543    3,883,853    10,768,176    4,694,705    5,275,194    2,127,072    5,011,714    3,323,165
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Payable for fund
  withdrawals and
  surrenders.........      (25,509)     (20,216)           --      (33,341)     (42,329)    (142,042)    (151,324)          --
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Total liabilities....      (25,509)     (20,216)           --      (33,341)     (42,329)    (142,042)    (151,324)          --
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
Net assets...........  $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030   $4,860,390   $3,323,165
                       ===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========
Supplemental cost
  information:
Investments, at
  cost:..............  $16,042,433   $3,187,774   $ 7,168,784   $3,838,648   $4,985,879   $2,034,696   $4,927,674   $2,632,373
                       ===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                                      FIDELITY
                              FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
    FOR THE YEAR ENDED       PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
     DECEMBER 31, 1999         FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
    ------------------       -----------   ---------   ------------   -------------   ---------   ----------   ----------
Investment income:
 Dividend income...........   $706,558     $149,669     $ 304,785       $216,369      $180,618    $ 190,903    $ 161,610
                              --------     --------     ---------       --------      --------    ----------   ----------
                               706,558      149,669       304,785        216,369       180,618      190,903      161,610
                              --------     --------     ---------       --------      --------    ----------   ----------
Expenses:
 Mortality and expense risk
   and administration
   charges.................    218,056       36,756        52,594         91,915        47,651      236,504       99,358
                              --------     --------     ---------       --------      --------    ----------   ----------
                               218,056       36,756        52,594         91,915        47,651      236,504       99,358
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net investment
        income (loss)......    488,502      112,913       252,191        124,454       132,967      (45,601)      62,252
                              --------     --------     ---------       --------      --------    ----------   ----------
Investment gains and
 (losses):
 Net realized gains
   (losses)................         --       10,509      (126,349)        27,187        45,050    1,086,783      251,862
 Net unrealized gains
   (losses)................         --      (89,449)     (183,228)        37,873       315,175    2,357,042    1,425,059
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net realized and
        unrealized
        investment gains
        (losses)...........         --      (78,940)     (309,577)        65,060       360,225    3,443,825    1,676,921
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net increase
        (decrease) in net
        assets resulting
        from operations....   $488,502     $ 33,973     $ (57,386)      $189,514      $493,192    $3,398,224   $1,739,173
                              ========     ========     =========       ========      ========    ==========   ==========

                                THE ALGER
                             AMERICAN SMALL
    FOR THE YEAR ENDED       CAPITALIZATION
     DECEMBER 31, 1999          PORTFOLIO
    ------------------       ---------------
Investment income:
 Dividend income...........    $  240,850
                               ----------
                                  240,850
                               ----------
Expenses:
 Mortality and expense risk
   and administration
   charges.................        31,029
                               ----------
                                   31,029
                               ----------
       Net investment
        income (loss)......       209,821
                               ----------
Investment gains and
 (losses):
 Net realized gains
   (losses)................       (27,093)
 Net unrealized gains
   (losses)................       904,672
                               ----------
       Net realized and
        unrealized
        investment gains
        (losses)...........       877,579
                               ----------
       Net increase
        (decrease) in net
        assets resulting
        from operations....    $1,087,400
                               ==========

                                                                JANUS                                 JANUS         JANUS
                                       VAN ECK                  ASPEN         JANUS       JANUS       ASPEN         ASPEN
                                      WORLDWIDE   VAN ECK       SERIES        ASPEN       ASPEN      SERIES        SERIES
                                        HARD      EMERGING     CAPITAL       SERIES      SERIES     FLEXIBLE    INTERNATIONAL
                                       ASSETS     MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND        FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
------------------------------------  ---------   --------   ------------   ---------   ---------   ---------   -------------
Investment income:
 Dividend income...                    $ 2,253         --             --          --          --         --             --
                                       -------    --------    ----------    --------    --------     ------       --------
                                         2,253         --             --          --          --         --             --
                                       -------    --------    ----------    --------    --------     ------       --------
Expenses:
 Mortality and expense risk and
   administration charges...             2,921    $ 8,211     $   19,876    $  5,105    $  4,713     $  324       $    664
                                       -------    --------    ----------    --------    --------     ------       --------
                                         2,921      8,211         19,876       5,105       4,713        324            664
                                       -------    --------    ----------    --------    --------     ------       --------
       Net investment income
        (loss)...                         (668)    (8,211)       (19,876)     (5,105)     (4,713)      (324)          (664)
                                       -------    --------    ----------    --------    --------     ------       --------
Investment gains and (losses):
 Net realized gains (losses)...         (1,568)   (10,144)        17,638       3,441          41       (829)         1,668
 Net unrealized gains (losses)...       49,925    526,239      1,762,220     301,573     223,364      2,938        105,955
                                       -------    --------    ----------    --------    --------     ------       --------
       Net realized and unrealized
        investment gains
        (losses)...                     48,357    516,095      1,779,858     305,014     223,405      2,109        107,623
                                       -------    --------    ----------    --------    --------     ------       --------
       Net increase (decrease) in
        net assets resulting from
        operations...                  $47,689    $507,884    $1,759,982    $299,909    $218,692     $1,785       $106,959
                                       =======    ========    ==========    ========    ========     ======       ========

                                        JANUS
                                        ASPEN
                                        SERIES
                                      WORLD WIDE
                                        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999  PORTFOLIO
------------------------------------  ----------
Investment income:
 Dividend income...                          --
                                       --------
                                             --
                                       --------
Expenses:
 Mortality and expense risk and
   administration charges...           $  3,010
                                       --------
                                          3,010
                                       --------
       Net investment income
        (loss)...                        (3,010)
                                       --------
Investment gains and (losses):
 Net realized gains (losses)...             157
 Net unrealized gains (losses)...       339,240
                                       --------
       Net realized and unrealized
        investment gains
        (losses)...                     339,397
                                       --------
       Net increase (decrease) in
        net assets resulting from
        operations...                  $336,387
                                       ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   THE ALGER                             MFS
                                      THE ALGER    AMERICAN       MFS                   GROWTH      MFS         MFS       SOGEN
                                       AMERICAN     MIDCAP      EMERGING      MFS        WITH     LIMITED      TOTAL     OVERSEAS
                                        GROWTH      GROWTH       GROWTH     RESEARCH    INCOME    MATURITY    RETURN     VARIABLE
FOR THE YEAR ENDED DECEMBER 31, 1999  PORTFOLIO    PORTFOLIO     SERIES      SERIES     SERIES     SERIES     SERIES       FUND
------------------------------------  ----------   ---------   ----------   --------   --------   --------   ---------   --------
Investment income:
 Dividend income....................  $  958,176   $220,841           --    $32,893    $ 23,662   $112,682   $ 143,153   $ 34,501
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
                                         958,176    220,841           --     32,893      23,662   112,682      143,153     34,501
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
Expenses:
 Mortality and expense risk and
   administration charges...........     161,061     29,020    $  70,170     43,888      56,667   $23,473       51,054     37,217
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
                                         161,061     29,020       70,170     43,888      56,667    23,473       51,054     37,217
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
   Net investment income (loss).....     797,115    191,821      (70,170)   (10,995)    (33,005)   89,209       92,099     (2,716)
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
Investment gains and (losses):
 Net realized gains (losses):.......     335,913     21,690      245,537    107,121     122,217    (6,655)      14,997    140,440
 Net unrealized gains (losses)......   2,287,237    529,227    3,087,888    655,276      47,625   (25,526)    (127,595)   796,693
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
 Net realized and unrealized
   investment gains (losses)........   2,623,150    550,917    3,333,425    762,397     169,842   (32,181)    (112,598)   937,133
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
 Net increase (decrease) in net
   assets resulting from
   operations.......................  $3,420,265   $742,738    $3,263,255   $751,402   $136,837   $57,028    $ (20,499)  $934,417
                                      ==========   ========    ==========   ========   ========   ========   =========   ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FEDERATED
                                         FEDERATED                     HIGH       FIDELITY     FIDELITY
                                           PRIME       FEDERATED      INCOME      EQUITY-       ASSET       FIDELITY
                                           MONEY        UTILITY        BOND        INCOME      MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 1999      FUND II       FUND II      FUND II     PORTFOLIO    PORTFOLIO     PORTFOLIO
------------------------------------    ------------   ----------   ----------   ----------   ----------   -----------
From operations:
  Net investment income (loss)........  $    488,502   $  112,913   $  252,191   $  124,454   $  132,967   $   (45,601)
  Net realized and unrealized gains
    (losses)..........................            --      (78,940)    (309,577)      65,060      360,225     3,443,825
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from operations.................       488,502       33,973      (57,386)     189,514      493,192     3,398,224
                                        ------------   ----------   ----------   ----------   ----------   -----------
From capital transactions:
  Net premiums/deposits...............    33,173,793      831,090    1,266,165    2,220,476    1,838,108     7,195,871
  Death benefits......................            --     (159,614)    (191,732)     (58,842)    (115,043)     (114,424)
  Surrenders..........................    (1,163,352)     (29,199)    (116,987)    (310,647)      (1,668)     (621,921)
  Withdrawals.........................      (335,752)     (50,907)     (83,712)    (131,986)     (50,538)     (357,810)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    (8,057,071)     928,843      874,120    1,788,608    1,464,890     4,065,763
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from capital transactions.......    23,617,618    1,520,213    1,747,854    3,507,609    3,135,749    10,167,479
                                        ------------   ----------   ----------   ----------   ----------   -----------
Increase in net assets................    24,106,120    1,554,186    1,690,468    3,697,123    3,628,941    13,565,703
Net assets at beginning of period.....     5,562,204    1,693,662    3,166,765    4,264,468    2,258,023    10,689,980
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net assets at end of period...  $ 29,668,324   $3,247,848   $4,857,233   $7,961,591   $5,886,964   $24,255,683
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net asset value per unit at
          end
          of period...................  $       1.00   $    14.35   $    10.24   $    25.71   $    18.67   $    167.41
                                        ============   ==========   ==========   ==========   ==========   ===========
        Units outstanding at end of
          period......................    29,668,324      226,331      474,339      309,669      315,317       144,888
                                        ============   ==========   ==========   ==========   ==========   ===========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss)........  $    207,113   $    3,202   $   (9,420)  $    8,287   $   19,013   $   (22,378)
  Net realized and unrealized gains
    (losses)..........................           634       97,354      (26,804)     186,584      141,214     1,288,532
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from operations.................       207,747      100,556      (36,224)     194,871      160,227     1,266,154
                                        ------------   ----------   ----------   ----------   ----------   -----------
From capital transactions:
  Net premiums/deposits...............    24,848,283    1,307,253    2,301,701    2,167,250    1,237,984     6,238,184
  Death benefits......................       (15,275)     (19,978)     (13,846)      (7,421)          --            --
  Surrenders..........................      (198,856)     (15,885)     (12,264)     (37,904)      (1,620)      (50,773)
  Withdrawals.........................      (112,539)     (77,318)     (93,235)     (31,134)     (22,890)     (110,964)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................   (20,028,240)     348,351      830,154    1,482,837      616,956     2,784,494
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from capital transactions.......     4,493,373    1,542,423    3,012,510    3,573,628    1,830,430     8,860,941
                                        ------------   ----------   ----------   ----------   ----------   -----------
Increase in net assets................     4,701,120    1,642,979    2,976,286    3,768,499    1,990,657    10,127,095
Net assets at beginning of period.....       861,084       50,683      190,479      495,969      267,366       562,885
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net assets at end of period...  $  5,562,204   $1,693,662   $3,166,765   $4,264,468   $2,258,023   $10,689,980
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net asset value per unit at
          end
          of period...................  $       1.00   $    15.27   $    10.92   $    25.42   $    18.16   $    141.25
                                        ============   ==========   ==========   ==========   ==========   ===========
        Units outstanding at end of
          period......................     5,562,204      110,914      289,997      167,760      124,340        75,681
                                        ============   ==========   ==========   ==========   ==========   ===========

                                                        THE ALGER
                                                         AMERICAN
                                         FIDELITY         SMALL
                                        CONTRAFUND    CAPITALIZATION
FOR THE YEAR ENDED DECEMBER 31, 1999     PORTFOLIO      PORTFOLIO
------------------------------------    -----------   --------------
From operations:
  Net investment income (loss)........  $    62,252     $  209,821
  Net realized and unrealized gains
    (losses)..........................    1,676,921        877,579
                                        -----------     ----------
    Change in net assets resulting
      from operations.................    1,739,173      1,087,400
                                        -----------     ----------
From capital transactions:
  Net premiums/deposits...............    4,291,826      1,066,895
  Death benefits......................     (120,178)            --
  Surrenders..........................     (225,432)       (13,535)
  Withdrawals.........................     (115,676)       (33,248)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    2,549,528        222,844
                                        -----------     ----------
    Change in net assets resulting
      from capital transactions.......    6,380,068      1,242,956
                                        -----------     ----------
Increase in net assets................    8,119,241      2,330,356
Net assets at beginning of period.....    3,710,438      1,601,255
                                        -----------     ----------
        Net assets at end of period...  $11,829,679     $3,931,611
                                        -----------     ----------
        Net asset value per unit at
          end
          of period...................  $     29.15     $    55.15
                                        ===========     ==========
        Units outstanding at end of
          period......................      405,821         71,289
                                        ===========     ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss)........  $     3,442     $  115,699
  Net realized and unrealized gains
    (losses)..........................      507,452          2,409
                                        -----------     ----------
    Change in net assets resulting
      from operations.................      510,894        118,108
                                        -----------     ----------
From capital transactions:
  Net premiums/deposits...............    1,114,162      1,012,659
  Death benefits......................      (10,449)        (3,193)
  Surrenders..........................      (23,821)       (27,136)
  Withdrawals.........................      (23,659)       (16,711)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    1,814,245        321,797
                                        -----------     ----------
    Change in net assets resulting
      from capital transactions.......    2,870,478      1,287,416
                                        -----------     ----------
Increase in net assets................    3,381,372      1,405,524
Net assets at beginning of period.....      329,066        195,731
                                        -----------     ----------
        Net assets at end of period...  $ 3,710,438     $1,601,255
                                        -----------     ----------
        Net asset value per unit at
          end
          of period...................  $     24.44     $    43.97
                                        ===========     ==========
        Units outstanding at end of
          period......................      151,818         36,417
                                        ===========     ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                           THE ALGER                                  MFS
                                              THE ALGER     AMERICAN        MFS                      GROWTH        MFS
                                              AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED
                                               GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY
FOR THE YEAR ENDED DECEMBER 31, 1999          PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES
------------------------------------         -----------   ----------   -----------   ----------   ----------   ----------
From operations:
  Net investment income (loss).............  $   797,115   $  191,821   $   (70,170)  $  (10,995)  $  (33,005)  $   89,209
  Net realized and unrealized gains
    (losses)...............................    2,623,150      550,917     3,333,425      762,397      169,842      (32,181)
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      operations...........................    3,420,265      742,738     3,263,255      751,402      136,837       57,028
                                             -----------   ----------   -----------   ----------   ----------   ----------
From capital transactions:
  Net premiums/deposits....................    5,221,581    1,384,117     2,740,437    1,024,522    1,191,276      261,437
  Death benefits...........................      (52,193)      (9,196)       (5,257)     (33,341)          --      (11,410)
  Surrenders...............................     (246,417)     (30,775)      (31,310)     (36,878)     (26,140)     (77,142)
  Withdrawals..............................     (208,410)     (38,843)      (34,437)     (35,053)     (59,788)     (22,640)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    5,544,308      642,592     1,911,677    1,312,541    1,605,262      746,199
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      capital transactions.................   10,258,869    1,947,895     4,581,110    2,231,791    2,710,610      896,444
                                             -----------   ----------   -----------   ----------   ----------   ----------
Increase in net assets.....................   13,679,134    2,690,633     7,844,365    2,983,193    2,847,447      953,472
Net assets at beginning of period..........    5,444,900    1,173,004     2,923,811    1,678,171    2,385,418    1,031,558
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net assets at end of period........  $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net asset value per unit at end
          of period........................  $     64.38   $    32.23   $     37.94   $    23.34   $    21.31   $     9.81
                                             ===========   ==========   ===========   ==========   ==========   ==========
        Units outstanding at end of
          period...........................      297,049      119,877       283,821      199,716      245,559      202,348
                                             ===========   ==========   ===========   ==========   ==========   ==========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss).............  $   307,440   $   18,386   $   (10,989)  $   (1,475)  $  (16,356)  $   (7,862)
  Net realized and unrealized gains
    (losses)...............................      766,562      131,442       548,478      172,413      234,577      (11,034)
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      operations...........................    1,074,002      149,828       537,489      170,938      218,221      (18,896)
                                             -----------   ----------   -----------   ----------   ----------   ----------
From capital transactions:
  Net premiums/deposits....................    2,385,652      456,073       845,164      586,011    1,164,678      743,654
  Death benefits...........................           --       (3,436)           --           --       (4,023)      (7,699)
  Surrenders...............................      (13,467)          --        (9,089)      (1,253)          --       (6,502)
  Withdrawals..............................      (33,198)      (1,155)      (24,319)     (11,140)     (17,911)      (6,087)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    1,782,528      529,267     1,432,918      777,200      805,436      245,382
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      capital transactions.................    4,121,515      980,749     2,244,674    1,350,818    1,948,180      968,748
                                             -----------   ----------   -----------   ----------   ----------   ----------
Increase in net assets.....................    5,195,517    1,130,577     2,782,163    1,521,756    2,166,401      949,852
Net assets at beginning of period..........      249,383       42,427       141,648      156,415      219,017       81,706
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net assets at end of period........  $ 5,444,900   $1,173,004   $ 2,923,811   $1,678,171   $2,385,418   $1,031,558
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net asset value per unit at end
          of period........................  $     53.22   $    28.87   $     21.47   $    19.05   $    20.11   $    10.16
                                             ===========   ==========   ===========   ==========   ==========   ==========
        Units outstanding at end of
          period...........................      102,309       40,631       136,181       88,093      118,618      101,531
                                             ===========   ==========   ===========   ==========   ==========   ==========


                                                            SOGEN
                                             MFS TOTAL     OVERSEAS
                                               RETURN      VARIABLE
FOR THE YEAR ENDED DECEMBER 31, 1999           SERIES        FUND
------------------------------------         ----------   ----------
From operations:
  Net investment income (loss).............  $  92,099    $   (2,716)
  Net realized and unrealized gains
    (losses)...............................   (112,598)      937,133
                                             ----------   ----------
    Change in net assets resulting from
      operations...........................    (20,499)      934,417
                                             ----------   ----------
From capital transactions:
  Net premiums/deposits....................  1,432,338       411,295
  Death benefits...........................   (175,729)           --
  Surrenders...............................    (82,248)      (87,477)
  Withdrawals..............................    (61,388)      (73,467)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................  1,874,729        99,935
                                             ----------   ----------
    Change in net assets resulting from
      capital transactions.................  2,987,702       350,286
                                             ----------   ----------
Increase in net assets.....................  2,967,203     1,284,703
Net assets at beginning of period..........  1,893,187     2,038,462
                                             ----------   ----------
        Net assets at end of period........  $4,860,390   $3,323,165
                                             ----------   ----------
        Net asset value per unit at end
          of period........................  $   17.75    $    14.18
                                             ==========   ==========
        Units outstanding at end of
          period...........................    273,825       234,356
                                             ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss).............  $  12,833    $  (24,005)
  Net realized and unrealized gains
    (losses)...............................     69,285       (64,492)
                                             ----------   ----------
    Change in net assets resulting from
      operations...........................     82,118       (88,497)
                                             ----------   ----------
From capital transactions:
  Net premiums/deposits....................    968,524     1,098,070
  Death benefits...........................         --        (3,348)
  Surrenders...............................     (7,865)      (16,724)
  Withdrawals..............................    (11,868)      (21,157)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    602,434       317,226
                                             ----------   ----------
    Change in net assets resulting from
      capital transactions.................  1,551,225     1,374,067
                                             ----------   ----------
Increase in net assets.....................  1,633,343     1,285,570
Net assets at beginning of period..........    259,844       752,892
                                             ----------   ----------
        Net assets at end of period........  $1,893,187   $2,038,462
                                             ----------   ----------
        Net asset value per unit at end
          of period........................  $   18.12    $    10.07
                                             ==========   ==========
        Units outstanding at end of
          period...........................    104,481       202,429
                                             ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                       JANUS                                   JANUS
                                            VAN ECK                    ASPEN         JANUS        JANUS        ASPEN
                                           WORLDWIDE    VAN ECK        SERIES        ASPEN        ASPEN       SERIES
                                             HARD       EMERGING      CAPITAL        SERIES       SERIES     FLEXIBLE
                                            ASSETS      MARKETS     APPRECIATION     GROWTH      BALANCED     INCOME
FOR THE YEAR ENDED DECEMBER 31, 1999         FUND         FUND       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------       ---------   ----------   ------------   ----------   ----------   ---------
From operations:
  Net investment income (loss)...........  $   (668)   $   (8,211)   $  (19,876)   $   (5,105)  $   (4,713)  $   (324)
  Net realized and unrealized gains
    (losses).............................    48,357       516,095     1,779,858       305,014      223,405      2,109
                                           --------    ----------    ----------    ----------   ----------   --------
    Change in net assets resulting from
      operations.........................    47,689       507,884     1,759,982       299,909      218,692      1,785
                                           --------    ----------    ----------    ----------   ----------   --------
From capital transactions:
  Net premiums/deposits..................   150,522       195,914     6,485,581     2,588,038    3,367,893    204,092
  Death benefits.........................        --            --            --            --           --         --
  Surrenders.............................    (8,640)           --       (11,563)       (9,539)          --         --
  Withdrawals............................    (1,989)      (15,623)      (11,346)      (12,696)      (5,771)        --
  Transfers into (out of) subaccounts,
    net -- Note 1........................    35,073        (6,561)           --            --           --         --
                                           --------    ----------    ----------    ----------   ----------   --------
    Change in net assets resulting from
      capital transactions...............   174,966       173,730     6,462,672     2,565,803    3,362,122    204,092
                                           --------    ----------    ----------    ----------   ----------   --------
Increase in net assets...................   222,655       681,614     8,222,654     2,865,712    3,580,814    205,877
Net assets at beginning of period........   141,143       401,475            --            --           --         --
                                           --------    ----------    ----------    ----------   ----------   --------
        Net assets at end of period......  $363,798    $1,083,089    $8,222,654    $2,865,712   $3,580,814   $205,877
                                           --------    ----------    ----------    ----------   ----------   --------
        Net asset value per unit at end
          of period......................  $  10.96    $    14.26    $    33.17    $    33.65   $    27.92   $  11.42
                                           ========    ==========    ==========    ==========   ==========   ========
        Units outstanding at end of
          period.........................    33,193        75,953       247,894        85,162      128,253     18,028
                                           ========    ==========    ==========    ==========   ==========   ========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss)...........  $  4,608    $   (2,674)
  Net realized and unrealized gains
    (losses).............................   (40,765)     (109,753)
    Change in net assets resulting from
      operations.........................   (36,157)     (112,427)
                                           --------    ----------
From capital transactions:
  Net premiums/deposits..................   128,466       348,583
  Death benefits.........................        --            --
  Surrenders.............................   (20,009)       (3,769)
  Withdrawals............................    (1,198)       (4,392)
  Transfers into (out of) subaccounts,
    net -- Note 1........................    61,004       156,590
                                           --------    ----------
    Change in net assets resulting from
      capital transactions...............   168,263       497,012
                                           --------    ----------
Increase in net assets...................   132,106       384,585
Net assets at beginning of period........     9,037        16,890
                                           --------    ----------
        Net assets at end of period......  $141,143    $  401,475
                                           --------    ----------
        Net asset value per unit at end
          of period......................  $   9.20    $     7.12
                                           ========    ==========
        Units outstanding at end of
          period.........................    15,342        56,387
                                           ========    ==========

                                               JANUS         JANUS
                                               ASPEN         ASPEN
                                              SERIES         SERIES
                                           INTERNATIONAL   WORLD WIDE
                                              GROWTH         GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999         PORTFOLIO     PORTFOLIO
------------------------------------       -------------   ----------
From operations:
  Net investment income (loss)...........    $   (664)     $   (3,010)
  Net realized and unrealized gains
    (losses).............................     107,623         339,397
                                             --------      ----------
    Change in net assets resulting from
      operations.........................     106,959         336,387
                                             --------      ----------
From capital transactions:
  Net premiums/deposits..................     617,608       2,407,678
  Death benefits.........................          --              --
  Surrenders.............................          --          (8,172)
  Withdrawals............................        (228)         (2,401)
  Transfers into (out of) subaccounts,
    net -- Note 1........................          --               3
                                             --------      ----------
    Change in net assets resulting from
      capital transactions...............     617,380       2,397,108
                                             --------      ----------
Increase in net assets...................     724,339       2,733,495
Net assets at beginning of period........          --              --
                                             --------      ----------
        Net assets at end of period......    $724,339      $2,733,495
                                             --------      ----------
        Net asset value per unit at end
          of period......................    $  38.67      $    47.75
                                             ========      ==========
        Units outstanding at end of
          period.........................      18,731          57,246
                                             ========      ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss)...........
  Net realized and unrealized gains
    (losses).............................
    Change in net assets resulting from
      operations.........................
From capital transactions:
  Net premiums/deposits..................
  Death benefits.........................
  Surrenders.............................
  Withdrawals............................
  Transfers into (out of) subaccounts,
    net -- Note 1........................
    Change in net assets resulting from
      capital transactions...............
Increase in net assets...................
Net assets at beginning of period........
        Net assets at end of period......
        Net asset value per unit at end
          of period......................
        Units outstanding at end of
          period.........................

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999

NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                            INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                FUND/SUBACCOUNT
-------------------                            -------------------
FEDERATED ADVISERS:                            MASSACHUSETTS FINANCIAL SERVICES
  Federated Prime Money Fund II                COMPANY:
  Federated Utility Fund II                    MFS Emerging Growth Series
  Federated High Income Bond Fund II           MFS Research Series
FIDELITY MANAGEMENT & RESEARCH                 MFS Growth With Income Series
  COMPANY:                                     MFS Limited Maturity Series (closed
  Fidelity Variable Insurance Products         to new investments)
     Fund Equity-Income Portfolio ("Fidelity   MFS Total Return Series
     Equity-Income Portfolio")                 SOCIETE GENERALE ASSET MANAGEMENT
  Fidelity Variable Insurance Products         CORP.:
     Fund II Asset Manager Portfolio           SoGen Overseas Variable Fund
     ("Fidelity Asset Manager Portfolio")      VAN ECK ASSOCIATES CORPORATION:
  Fidelity Variable Insurance Products         Van Eck Worldwide Hard Assets Fund
     Fund II Index 500 Portfolio               Van Eck Emerging Markets Fund
     ("Fidelity Index 500 Portfolio")          JANUS CAPITAL CORPORATION --
  Fidelity Variable Insurance Products         INSTITUTIONAL CLASS
     Fund II Contrafund Portfolio              Janus Aspen Series Capital Appreciation
     ("Fidelity Contrafund Portfolio")         Portfolio
FRED ALGER MANAGEMENT, INC.:                   Janus Aspen Series Growth Portfolio
  The Alger American Small                     Janus Aspen Series Balanced Portfolio
     Capitalization Portfolio                  Janus Aspen Series Flexible Income Portfolio
  The Alger American Growth Portfolio          Janus Aspen Series International Growth
  The Alger American MidCap Growth             Portfolio
     Portfolio                                 Janus Aspen Series World Wide Growth Portfolio

     The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     Investment Income -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     Realized Gains and Losses -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the first-in first-out cost method.

     Federal Income Taxes -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 3. CHARGES AND DEDUCTIONS

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses of each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

DECEMBER 31                                                      1999          1998
-----------                                                   -----------   -----------
                                                              (IN THOUSANDS OF DOLLARS)
                                        ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $548,444 and $454,635).................................  $  530,512    $  460,516
  Equity securities available-for-sale (cost: $0 and
     $981)..................................................          51         2,218
  Policy loans..............................................      93,575        74,150
  Other invested assets.....................................         433           485
  Short-term investments....................................      24,714        81,418
                                                              ----------    ----------
          TOTAL INVESTMENTS.................................     649,285       618,787
Cash........................................................       3,529         3,750
Receivables:
  Reinsurance...............................................   2,414,553     2,119,897
  Premium and other.........................................      82,852        76,690
  Less allowance for doubtful accounts......................         (12)          (26)
Deferred acquisition costs..................................     127,297       111,963
Accrued investment income...................................      11,066         7,721
Receivables for securities sold.............................       2,426            --
Federal income tax recoverable..............................       4,316            --
Other.......................................................       4,883           902
Separate Account business...................................     209,183        73,745
                                                              ----------    ----------
          TOTAL ASSETS......................................  $3,509,378    $3,013,429
                                                              ==========    ==========

                         LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits.................................  $2,751,396    $2,438,305
     Claims and claim expense...............................     139,653        93,001
     Policyholders' funds...................................      43,466        42,746
Payables for securities purchased...........................       2,421           370
Federal income taxes payable................................          --         6,468
Deferred income taxes.......................................       2,694         6,213
Due to affiliates...........................................      12,435         1,946
Commissions and other payables..............................      95,976        86,815
Separate Account business...................................     209,183        73,745
                                                              ----------    ----------
          TOTAL LIABILITIES.................................   3,257,224     2,749,609
                                                              ----------    ----------
Commitments and contingent liabilities
Stockholder's Equity
  Common stock ($50 par value; Authorized -- 200,000 shares;
     Issued -- 50,000 shares)...............................       2,500         2,500
  Additional paid-in capital................................      69,150        69,150
  Retained earnings.........................................     191,464       187,683
  Accumulated other comprehensive income (loss).............     (10,960)        4,487
                                                              ----------    ----------
          TOTAL STOCKHOLDER'S EQUITY........................     252,154       263,820
                                                              ----------    ----------
          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY........  $3,509,378    $3,013,429
                                                              ==========    ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31                                          1999       1998       1997
----------------------                                        --------   --------   --------
                                                                (IN THOUSANDS OF DOLLARS)
Revenues:
  Premiums..................................................  $310,719   $315,599   $332,172
  Net investment income.....................................    39,148     35,539     29,913
  Realized investment gains (losses)........................   (19,081)    16,967      4,200
  Other.....................................................     4,545      7,959      6,872
                                                              --------   --------   --------
                                                               335,331    376,064    373,157
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits..............   291,547    301,900    307,207
  Amortization of deferred acquisition costs................    13,942     11,807     11,818
  Other operating expenses..................................    23,740     35,813     33,505
                                                              --------   --------   --------
                                                               329,229    349,520    352,530
                                                              --------   --------   --------
  Income before income tax expense and cumulative effect of
     change in accounting principle.........................     6,102     26,544     20,627
Income tax expense..........................................     2,087      9,091      7,297
                                                              --------   --------   --------
  Income before cumulative effect of change in accounting
     principle..............................................     4,015     17,453     13,330
  Cumulative effect of change in accounting principle, net
     of tax -- Note 12......................................       234         --         --
                                                              --------   --------   --------
          NET INCOME........................................  $  3,781   $ 17,453   $ 13,330
                                                              ========   ========   ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED
                                         ADDITIONAL                                  OTHER           TOTAL
                                COMMON    PAID-IN     COMPREHENSIVE   RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                STOCK     CAPITAL     INCOME (LOSS)   EARNINGS   INCOME (LOSS)      EQUITY
                                ------   ----------   -------------   --------   -------------   -------------
                                                          (IN THOUSANDS OF DOLLARS)
Balance, December 31, 1996....  $2,500    $39,150                     $156,900     $    990        $199,540
Comprehensive income:
  Net income..................     --          --       $ 13,330        13,330           --          13,330
  Other comprehensive
     income...................     --          --          3,390            --        3,390           3,390
                                                        --------
Total comprehensive income....                          $ 16,720
                                                        ========
Balance, December 31, 1997....  2,500      39,150                      170,230        4,380         216,260
Capital Contribution from
  Assurance...................     --      30,000                           --           --          30,000
Comprehensive income:
  Net income..................     --          --       $ 17,453        17,453           --          17,453
  Other comprehensive
     income...................     --          --            107            --          107             107
                                                        --------
Total comprehensive income....                          $ 17,560
                                                        ========
Balance, December 31, 1998....  2,500      69,150                      187,683        4,487         263,820
Comprehensive income (loss):
  Net income..................     --          --       $  3,781         3,781           --           3,781
  Other comprehensive loss....     --          --        (15,447)           --      (15,447)        (15,447)
                                                        --------
Total comprehensive loss......                          $(11,666)
                                                        ========
Balance, December 31, 1999....  $2,500    $69,150                     $191,464     $(10,960)       $252,154
                                ======    =======       ========      ========     ========        ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

DECEMBER 31                                                      1999         1998        1997
-----------                                                   -----------   ---------   ---------
                                                                   (IN THOUSANDS OF DOLLARS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................  $     3,781   $  17,453   $  13,330
  Adjustments to reconcile net income to net cash flows from operating activities:
    Deferred income tax provision...........................        4,924       2,058       2,581
    Realized investment losses (gains)......................       19,081     (16,967)     (4,200)
    Amortization of bond discount...........................       (2,999)     (4,821)     (2,438)
    Changes in:
       Receivables, net.....................................     (300,832)   (544,920)   (269,787)
       Deferred acquisition costs...........................      (13,866)    (16,746)    (20,765)
       Accrued investment income............................       (3,345)     (2,476)       (300)
       Due to/from affiliates...............................      (10,489)     37,945      31,500
       Federal income taxes payable and receivable..........      (10,784)        493       2,151
       Insurance reserves...................................      380,939     541,560     221,252
       Commissions and other payables and other.............       25,642     (18,804)     47,212
                                                              -----------   ---------   ---------
         Total adjustments..................................       88,271     (22,678)      7,206
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM OPERATING
           ACTIVITIES.......................................       92,052      (5,225)     20,536
                                                              -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities.............................   (1,512,848)   (744,431)   (464,361)
  Proceeds from fixed maturities:
    Sales...................................................    1,339,905     741,277     278,459
    Maturities, calls and redemptions.......................       58,263      33,635      45,442
  Purchases of equity securities............................           --          (5)     (1,334)
  Proceeds from sale of equity securities...................        2,647           5       2,447
  Change in short-term investments..........................       59,455     (73,233)     39,301
  Change in policy loans....................................      (19,424)     (7,179)     (6,704)
  Change in other invested assets...........................          205         (82)       (580)
  Other, net................................................           --          --          --
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM INVESTING
           ACTIVITIES.......................................      (71,797)    (50,013)   (107,330)
                                                              -----------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to policyholder
    accounts................................................       15,901      30,007     111,478
  Return of policyholder account balances on investment
    contracts...............................................      (36,377)    (25,584)    (24,878)
  Capital contribution from Assurance.......................           --      30,000          --
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM FINANCING
           ACTIVITIES.......................................      (20,476)     34,423      86,600
                                                              -----------   ---------   ---------
         NET CASH FLOWS.....................................         (221)    (20,815)       (194)
Cash at beginning of period.................................        3,750      24,565      24,759
                                                              -----------   ---------   ---------
CASH AT END OF PERIOD.......................................  $     3,529   $   3,750   $  24,565
                                                              ===========   =========   =========
Supplemental disclosures of cash flow information:
  Federal income taxes paid.................................  $     8,260   $   6,651   $   2,488
                                                              ===========   =========   =========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Premium revenue -- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

     Future policy benefit reserves -- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

     Claim and claim expense reserves -- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

     Reinsurance -- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification

                      VALLEY FORGE LIFE INSURANCE COMPANY
of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

     Deferred acquisition costs -- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

     Valuation of investments -- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

     VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses -- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

     Securities lending activities -- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

     Separate Account business -- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

                      VALLEY FORGE LIFE INSURANCE COMPANY

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31                                     1999      1998      1997
----------------------                                    -------   -------   -------
                                                           (IN THOUSANDS OF DOLLARS)
Fixed maturities -- Taxable bonds.......................  $30,851   $27,150   $20,669
Equity securities.......................................       54        72        72
Policy loans............................................    4,963     4,760     4,264
Short-term investments..................................    2,969     3,803     4,885
Other...................................................      778       105       201
                                                          -------   -------   -------
                                                           39,615    35,890    30,091
Investment expense......................................      467       351       178
                                                          -------   -------   -------
          NET INVESTMENT INCOME.........................  $39,148   $35,539   $29,913
                                                          =======   =======   =======

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

YEAR ENDED DECEMBER 31                                     1999      1998      1997
----------------------                                   --------   -------   -------
                                                          (IN THOUSANDS OF DOLLARS)
Realized investment gains (losses):
  Fixed maturities.....................................  $(20,981)  $16,907   $ 3,333
  Equity securities....................................     1,667         0     1,021
  Other................................................       233        60      (154)
                                                         --------   -------   -------
                                                          (19,081)   16,967     4,200
Income tax benefit (expense)...........................     6,679    (5,938)   (1,470)
                                                         --------   -------   -------
     Net realized investment gains (losses)............   (12,402)   11,029     2,730
                                                         --------   -------   -------
Change in net unrealized investment gains (losses):
  Fixed maturities.....................................   (23,813)      441     5,806
  Equity securities....................................    (1,186)      (42)     (607)
  Adjustment to deferred policy acquisition costs
     related to unrealized gains (losses) and other....     1,235      (235)       20
                                                         --------   -------   -------
                                                          (23,764)      164     5,219
Deferred income tax (expense) benefit..................     8,317       (57)   (1,829)
                                                         --------   -------   -------
     Change in net unrealized investment gains
       (losses)........................................   (15,447)      107     3,390
                                                         --------   -------   -------
          NET REALIZED AND UNREALIZED INVESTMENT GAINS
            (LOSSES)...................................  $(27,849)  $11,136   $ 6,120
                                                         ========   =======   =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES) FOR FIXED MATURITIES AND EQUITY SECURITIES

                                          1999                      1998                      1997
                                 -----------------------   -----------------------   -----------------------
                                   FIXED        EQUITY       FIXED        EQUITY       FIXED        EQUITY
YEAR ENDED DECEMBER 31           MATURITIES   SECURITIES   MATURITIES   SECURITIES   MATURITIES   SECURITIES
----------------------           ----------   ----------   ----------   ----------   ----------   ----------
                                                          (IN THOUSANDS OF DOLLARS)
Proceeds from sales............  $1,339,905     $2,647      $741,277        $5        $278,459      $2,447
                                 ==========     ======      ========        ==        ========      ======
Gross realized gains...........  $    4,399     $1,667      $ 17,604        $--       $  4,793      $1,113
Gross realized losses..........     (25,380)        --          (697)       --          (1,460)        (92)
                                 ----------     ------      --------        --        --------      ------
          NET REALIZED GAINS
            (LOSSES) ON
            SALES..............  $  (20,981)    $1,667      $ 16,907        $--       $  3,333      $1,021
                                 ==========     ======      ========        ==        ========      ======

ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

                                                  1999                          1998
                                      ----------------------------   --------------------------
DECEMBER 31                           GAINS     LOSSES      NET      GAINS    LOSSES      NET
-----------                           ------   --------   --------   ------   -------   -------
                                                      (IN THOUSANDS OF DOLLARS)
Fixed maturities....................  $  666   $(18,598)  $(17,932)  $6,926   $(1,045)  $ 5,881
Equity securities...................      51         --         51    1,237        --     1,237
Adjustment to deferred policy
  acquisition costs related to
  unrealized gains (losses) and
  other.............................   1,468       (448)     1,020       --      (215)     (215)
                                      ------   --------   --------   ------   -------   -------
                                      $2,185   $(19,046)   (16,861)  $8,163   $(1,260)    6,903
                                      ======   ========              ======   =======
Deferred income tax benefit
  (expense).........................                         5,901                       (2,416)
                                                          --------                      -------
     NET UNREALIZED INVESTMENT GAINS
       (LOSSES).....................                      $(10,960)                     $ 4,487
                                                          ========                      =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS IN FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE FOR SALE

                                                                   GROSS        GROSS
                                                     AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 1999                                      COST        GAINS        LOSSES     FAIR VALUE
-----------------                                    ---------   ----------   ----------   ----------
                                                                (IN THOUSANDS OF DOLLARS)
U.S. Treasuries and obligations of government
  agencies.........................................  $253,041      $   --      $ 6,988      $246,053
Asset-backed securities............................   107,275          50        4,200       103,125
Corporate securities...............................   164,140          98        6,914       157,324
Other debt securities..............................    23,988         518          496        24,010
                                                     --------      ------      -------      --------
          Total fixed maturities...................   548,444         666       18,598       530,512
Equity securities..................................        --          51           --            51
                                                     --------      ------      -------      --------
          Total....................................  $548,444      $  717      $18,598      $530,563
                                                     ========      ======      =======      ========
DECEMBER 31, 1998
---------------------------------------------------
U.S. Treasuries and obligations of government
  agencies.........................................  $223,743      $1,601      $   563      $224,781
Asset-backed securities............................   109,207       1,163          180       110,190
Corporate securities...............................    98,466       2,512           81       100,897
Other debt securities..............................    23,219       1,650          221        24,648
                                                     --------      ------      -------      --------
          Total fixed maturities...................   454,635       6,926        1,045       460,516
Equity securities..................................       981       1,237           --         2,218
                                                     --------      ------      -------      --------
          Total....................................  $455,616      $8,163      $ 1,045      $462,734
                                                     ========      ======      =======      ========

SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

                                                                         1999
                                                              --------------------------
                                                               AMORTIZED
DECEMBER 31                                                      COST        FAIR VALUE
-----------                                                   -----------   ------------
                                                              (IN THOUSANDS OF DOLLARS)
Due in one year or less.....................................    $  4,130      $  4,115
Due after one year through five years.......................     180,447       176,798
Due after five years through ten years......................     194,438       188,778
Due after ten years.........................................      62,154        57,697
Asset-backed securities not due at a single maturity date...     107,275       103,124
                                                                --------      --------
          Total.............................................    $548,444      $530,512
                                                                ========      ========

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

     Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:

                                                     1999                    1998
                                             ---------------------   ---------------------
                                             CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31                                   AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-----------                                  --------   ----------   --------   ----------
                                                       (IN THOUSANDS OF DOLLARS)
FINANCIAL ASSETS
  Investments:
     Fixed maturities......................  $530,512    $530,512    $460,516    $460,516
     Equity securities.....................        51          51       2,218       2,218
     Policy loans..........................    93,575      87,156      74,150      72,148
     Other.................................       433         433         485         485
  Separate Account business:
     Fixed maturities......................    12,999      12,999         247         247
     Equity securities (primarily mutual
       funds)..............................   175,772     175,772      55,577      55,577
     Other.................................       119         119         340         340
FINANCIAL LIABILITIES
  Premium deposits and annuity contracts...   294,777     278,810     332,665     312,979
                                             ========    ========    ========    ========

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                      VALLEY FORGE LIFE INSURANCE COMPANY

          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

          Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, $147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1999                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $(19,684)     $ 6,889      $(12,795)
  Adjustment for (gains) losses included in net income....    (4,080)       1,428        (2,652)
                                                            --------      -------      --------
Total Other Comprehensive Income (Losses).................  $(23,764)     $ 8,317      $(15,447)
                                                            ========      =======      ========

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1998                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $  3,756      $(1,314)     $  2,442
  Adjustment for (gains) losses included in net income....    (3,592)       1,257        (2,335)
                                                            --------      -------      --------
Total Other Comprehensive Income..........................  $    164      $   (57)     $    107
                                                            ========      =======      ========

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1997                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $  6,447      $(2,256)     $  4,191
  Adjustment for (gains) losses included in net income....    (1,228)         427          (801)
                                                            --------      -------      --------
Total Other Comprehensive Income..........................  $  5,219      $(1,829)     $  3,390
                                                            ========      =======      ========

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7. INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

DECEMBER 31                                                      1999          1998
-----------                                                   -----------   -----------
                                                              (IN THOUSANDS OF DOLLARS)
Insurance reserves..........................................   $ 20,715      $ 26,880
Deferred acquisition costs..................................    (45,457)      (37,729)
Investment valuation........................................      4,166         3,693
Net unrealized gains........................................      5,901        (2,416)
Annuity deposits and other..................................      9,349         1,009
Other, net..................................................      2,632         2,350
                                                               --------      --------
          NET DEFERRED TAX LIABILITIES......................   $ (2,694)     $ (6,213)
                                                               ========      ========

     At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

     The components of income tax expense are as follows:

YEAR ENDED DECEMBER 31                                       1999      1998     1997
----------------------                                      -------   ------   ------
                                                            (IN THOUSANDS OF DOLLARS)
Current tax expense (benefit).............................  $(2,837)  $7,033   $4,716
Deferred tax expense......................................    4,924    2,058    2,581
                                                            -------   ------   ------
          TOTAL INCOME TAX EXPENSE........................  $ 2,087   $9,091   $7,297
                                                            =======   ======   ======

     A reconciliation of the statutory federal income tax rate on income is as follows:

                                               % OF              % OF              % OF
                                              PRETAX            PRETAX            PRETAX
YEAR ENDED DECEMBER 31                1999    INCOME    1998    INCOME    1997    INCOME
----------------------               ------   ------   ------   ------   ------   ------
                                                  (IN THOUSANDS OF DOLLARS)
Income taxes at statutory rates....  $2,136    35.0    $9,290    35.0    $7,219    35.0
Other..............................     (49)   (0.8)     (199)   (0.8)       78     0.4
                                     ------    ----    ------    ----    ------    ----
  INCOME TAX AT EFFECTIVE RATES....  $2,087    34.2    $9,091    34.2    $7,297    35.4
                                     ======    ====    ======    ====    ======    ====

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

                                                         PREMIUMS
                                         -----------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31                    DIRECT    ASSUMED     CEDED       NET           %
----------------------                   --------   --------   --------   --------   -----------
                                                        (IN THOUSANDS OF DOLLARS)
1999
  Life.................................  $633,764   $109,964   $666,003   $ 77,725       141%
  Accident and Health..................     6,539    232,994      6,539    232,994       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $640,303   $342,958   $672,542   $310,719       110%
                                         ========   ========   ========   ========       ===
1998
  Life.................................  $687,644   $ 78,156   $690,541   $ 75,259       104%
  Accident and Health..................     4,158    240,340      4,158    240,340       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $691,802   $318,496   $694,699   $315,599       101%
                                         ========   ========   ========   ========       ===
1997
  Life.................................  $564,891   $ 81,502   $567,217   $ 79,176       103%
  Accident and Health..................     2,776    252,996      2,776    252,996       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $567,667   $334,498   $569,993   $332,172       101%
                                         ========   ========   ========   ========       ===

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

                                                   LIFE INSURANCE IN FORCE
                                           ---------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31                      DIRECT    ASSUMED    CEDED       NET          %
----------------------                     --------   -------   --------   -------   -----------
                                                         (IN MILLIONS OF DOLLARS)
December 31, 1999........................  $267,102   $42,629   $281,883   $27,848      153.1%
December 31, 1998........................  $224,615   $32,253   $230,734   $26,134      123.4
December 31, 1997........................  $166,308   $25,557   $168,353   $23,512      108.7

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999,

                      VALLEY FORGE LIFE INSURANCE COMPANY

1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997, respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

     There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

                                                         1999       1998       1997
                                                       --------   --------   --------
                                                         (IN THOUSANDS OF DOLLARS)
Life.................................................  $ 77,725   $ 75,259   $ 79,176
Accident and Health..................................   232,994    240,340    252,996
                                                       --------   --------   --------
          Total......................................  $310,719   $315,599   $332,172
                                                       --------   --------   --------

     Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997, respectively.

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.